SHORT-TERM BANK CREDIT AND CURRENT MATURITIES OF LONG-TERM LOANS FROM BANKS, SHAREHOLDERS AND OTHERS (Details) In Thousands, unless otherwise specified											12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2014 In Dollars [Member] USD ($)	Dec. 31, 2013 In Dollars [Member] USD ($)	Dec. 31, 2014 In Dollars [Member] Maximum [Member] Short-term Debt [Member]	Dec. 31, 2013 In Dollars [Member] Maximum [Member] Short-term Debt [Member]	Dec. 31, 2014 In Dollars [Member] Minimum [Member] Short-term Debt [Member]	Dec. 31, 2013 In Dollars [Member] Minimum [Member] Short-term Debt [Member]	Dec. 31, 2014 In Or Linked to Dollars [Member] USD ($)	Dec. 31, 2013 In Or Linked to Dollars [Member] USD ($)	Dec. 31, 2014 In Or Linked to Dollars [Member] Long-term Debt [Member]	Dec. 31, 2013 In Or Linked to Dollars [Member] Long-term Debt [Member]	Dec. 31, 2014 In Or Linked to Dollars [Member] Short-term Debt [Member]	Dec. 31, 2013 In Or Linked to Dollars [Member] Short-term Debt [Member]	Dec. 31, 2014 In NIS [Member] Debt With Variable Interest Rate [Member] ILS	Dec. 31, 2013 In NIS [Member] Debt With Variable Interest Rate [Member] ILS	Dec. 31, 2014 In NIS [Member] Maximum [Member] Long-term Debt [Member]	Dec. 31, 2014 In NIS [Member] Maximum [Member] Debt With Variable Interest Rate [Member] Long-term Debt [Member]	Dec. 31, 2013 In NIS [Member] Maximum [Member] Debt With Variable Interest Rate [Member] Long-term Debt [Member]	Dec. 31, 2014 In NIS [Member] Minimum [Member] Long-term Debt [Member]	Dec. 31, 2014 In NIS [Member] Minimum [Member] Debt With Variable Interest Rate [Member] Long-term Debt [Member]	Dec. 31, 2013 In NIS [Member] Minimum [Member] Debt With Variable Interest Rate [Member] Long-term Debt [Member]	Dec. 31, 2014 In NIS [Member] ILS	Dec. 31, 2013 In NIS [Member] ILS	Dec. 31, 2013 In NIS [Member] Maximum [Member] Long-term Debt [Member]	Dec. 31, 2013 In NIS [Member] Minimum [Member] Long-term Debt [Member]	Dec. 31, 2014 In Other Currencies [Member] USD ($)	Dec. 31, 2013 In Other Currencies [Member] USD ($)	Dec. 31, 2014 In Other Currencies [Member] Long-term Debt [Member]	Dec. 31, 2013 In Other Currencies [Member] Long-term Debt [Member]	Dec. 31, 2014 In Other Currencies [Member] Maximum [Member] Short-term Debt [Member]	Dec. 31, 2013 In Other Currencies [Member] Maximum [Member] Short-term Debt [Member]	Dec. 31, 2014 In Other Currencies [Member] Minimum [Member] Short-term Debt [Member]	Dec. 31, 2013 In Other Currencies [Member] Minimum [Member] Short-term Debt [Member]
Debt Instrument [Line Items]
Interest rate					4.00%	4.00%	2.85%	2.85%									6.55%			3.80%					6.55%	3.80%			6.00%	6.00%	17.00%	17.00%	16.00%	16.00%
Percentage over LIBOR											2.00%	2.00%	0.00%	4.25%
Percentage over Prime																		1.40%	1.40%		0.90%	0.90%
Short-term bank credit	$ 843	$ 2,670	$ 738	$ 2,133					$ 0	$ 500																	$ 105	$ 37
Current maturities of long-term loans from banks	6,635	7,973							667	600					4,333	3,564							1,440	3,142			196	667
Total current debt	7,478	10,643
Unutilized credit lines	$ 9,257	$ 6,306